Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 450		¥ 447
Allowance by impairment methodology, Evaluated collectively	1,069		994
Total allowance for credit losses	1,519	¥ 1,416	1,441	¥ 1,050	¥ 998	¥ 993
Loans by impairment methodology, Evaluated individually	868,731		749,136
Loans by impairment methodology, Evaluated collectively	560,470		589,328
Total loans	1,429,201		1,338,464
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	1		1
Allowance by impairment methodology, Evaluated collectively	1,068		967
Total allowance for credit losses	1,069	969	968	984	912	912
Loans by impairment methodology, Evaluated individually	2,846		4,722
Loans by impairment methodology, Evaluated collectively	383,156		381,405
Total loans	386,002		386,127
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses				54	71	66
Loans by impairment methodology, Evaluated individually	163,246		164,084
Loans by impairment methodology, Evaluated collectively	169,882		194,488
Total loans	333,128		358,572
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses					7	7
Loans by impairment methodology, Evaluated individually	1,141		1,040
Loans by impairment methodology, Evaluated collectively
Total loans	1,141		1,040
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	449		446
Allowance by impairment methodology, Evaluated collectively	1		27
Total allowance for credit losses	450	447	473	12	8	8
Loans by impairment methodology, Evaluated individually	701,498		579,290
Loans by impairment methodology, Evaluated collectively	7,432		13,135
Total loans	708,930		592,425
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively			0
Total allowance for credit losses		¥ 0	0	¥ 0	¥ 0	¥ 0
Loans by impairment methodology, Evaluated individually
Loans by impairment methodology, Evaluated collectively			300
Total loans			¥ 300